HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-151805       HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

Supplement Dated January 13, 2011 to your Prospectus

1.  FUND NAME CHANGES

Effective immediately, the following name changes are made to your Prospectus:

Old Name	New Name
BlackRock Fundamental Growth Fund, Inc. – Investor A	BlackRock Capital Appreciation Fund, Inc. – Investor A
Columbia Small Cap Value I Fund – Class A	Columbia Small Cap Value Fund I – Class A
First American Equity Index Fund – Class A	Nuveen Equity Index Fund - Class A
First American Mid Cap Growth Opportunity Fund – Class A	Nuveen Mid Cap Growth Opportunities Fund – Class A
First American Mid Cap Index Fund – Class A	Nuveen Mid Cap Index Fund – Class A
First American Small Cap Select Fund – Class A	Nuveen Small Cap Select Fund – Class A
Oppenheimer Main Street Small Cap Fund® - Class A	Oppenheimer Main Street Small- & Mid-Cap FundTM – Class A
Oppenheimer Main Street Opportunity Fund® - Class A	Oppenheimer Main Street Select FundTM – Class A
Oppenheimer Strategic Income Fund – Class A	Oppenheimer Global Strategic Income Fund – Class A
RiverSource® Diversified Equity Income Fund – Class R3	Columbia Diversified Equity Income Fund - Class R3
RiverSource® Mid Cap Value Fund – Class R3	Columbia Mid Cap Value Opportunity Fund - Class R3

2.  FUND CLOSURES

Effective immediately, the following sub-accounts are closed to new Contracts:

Columbia Small Cap Value Fund I – Class A

Columbia Diversified Equity Income Fund – Class R3

Columbia Mid Cap Value Opportunity Fund – Class R3

Fidelity® Adviser Leveraged Company Stock Fund – Class T

Ivy Science & Technology Fund – Class Y

3.  SUB-ADVISER CHANGES/SUB-ADVISER ADDITIONS

Effective immediately, in the section entitled “The Funds”, under the Investment Objective table, the information for The Hartford Small Company Fund, First American Equity Index Fund, First American

Mid Cap Growth Opportunity Fund, First American Mid Cap Index Fund and First American Small Cap Select Fund Sub-Accounts are deleted and replaced with the following:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub- Adviser
RETAIL MUTUAL FUNDS:
The Hartford Small Company Fund – Class R4	Seeks growth of capital	Hartford Investment Financial Services, LLC Sub-advised by Wellington Management Company, LLP
Nuveen Equity Index Fund – Class A	To provide investment results that correspond to the performance of the Standard & Poor’s 500 Index (S&P 500 Index).	Nuveen Asset Management Sub-advised by Nuveen Asset Management, LLC
Nuveen Mid Cap Growth Opportunities Fund – Class A	Capital Appreciation	Nuveen Asset Management Sub-advised by Nuveen Asset Management, LLC
Nuveen Mid Cap Index Fund – Class A	To provide investment results that correspond to the performance of the Standard & Poor’s MidCap 400 Index (S&P 400 Index).	Nuveen Asset Management Sub-advised by Nuveen Asset Management, LLC
Nuveen Small Cap Select Fund – Class A	Capital appreciation	Nuveen Asset Management Sub-advised by Nuveen Asset Management, LLC

As a result of the above name changes, all references to the Old Names in your Prospectus are deleted and replaced with the New Names.

The Prospectus is amended to reflect all of the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.